Capital (Tables)	12 Months Ended
Dec. 31, 2017
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Regulatory capital
Regulatory capital	2017
£m
Fully loaded Common Equity Tier 1 capital	45,232
PRA transitional tier 1 capital	58,325
PRA transitional total regulatory capital	73,339